Short-Term Debt (Summary of Short-Term Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 4,500
Credit Facility Maturity	September 10, 2024
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 4,500
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities	$ 1,000
Notes Issued Note One [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	1.90%
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.90%
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.00%
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.95%
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.00%
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.90%
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.20%
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.95%
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.125%
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.125%
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.875%
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.625%
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	6.125%
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.90%
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.25%
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.00%
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.95%
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.80%
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.80%
Undrawn Borrowing Facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit Facility Maturity	September 14, 2027
Bottom of range [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.50%
Top of range [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.90%
Argentina [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 18
Argentina [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	102.50%
Argentina [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	107.00%
North America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 0	$ 500
Australia [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 221	190
Australia [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.30%
Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 21	9
Other Countries [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.80%
South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 219	$ 453
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.50%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	12.20%